JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Intermediate Tax Free Bond Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 528 (Amendment No. 529 under the Investment Company Act of 1940) filed electronically on November 3, 2017.

If you have any questions, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary